Quarterly Holdings Report
for
Fidelity® Disruptive Communications ETF
February 28, 2026
DRC-NPRT3-0426
1.9907227.102
Common Stocks - 99.9%
	Shares	Value ($)
CANADA - 2.9%
Communication Services - 2.9%
Diversified Telecommunication Services - 2.9%
Quebecor Inc Class B	71,910	2,973,823
CHINA - 5.8%
Communication Services - 1.7%
Interactive Media & Services - 1.7%
Tencent Holdings Ltd	25,915	1,715,874
Consumer Discretionary - 4.1%
Broadline Retail - 4.1%
Alibaba Group Holding Ltd ADR	13,201	1,902,396
PDD Holdings Inc Class A ADR (a)	21,954	2,277,289
TOTAL CONSUMER DISCRETIONARY		4,179,685
TOTAL CHINA		5,895,559
KOREA (SOUTH) - 1.5%
Communication Services - 1.5%
Interactive Media & Services - 1.5%
NAVER Corp	8,697	1,536,989
NETHERLANDS - 0.6%
Information Technology - 0.6%
Semiconductors & Semiconductor Equipment - 0.6%
NXP Semiconductors NV	2,859	649,021
SINGAPORE - 3.6%
Consumer Discretionary - 3.6%
Broadline Retail - 3.6%
Sea Ltd Class A ADR (a)	34,042	3,691,855
TAIWAN - 10.3%
Information Technology - 10.3%
Semiconductors & Semiconductor Equipment - 10.3%
Taiwan Semiconductor Manufacturing Co Ltd ADR	27,809	10,416,695
UNITED STATES - 75.2%
Communication Services - 46.6%
Diversified Telecommunication Services - 0.8%
AST SpaceMobile Inc Class A (a)(b)	10,200	807,738
Entertainment - 21.1%
Liberty Media Corp-Liberty Formula One Class C (a)	19,650	1,799,744
Live Nation Entertainment Inc (a)	12,795	2,074,581
Netflix Inc (a)	18,140	1,745,794
ROBLOX Corp Class A (a)	39,216	2,692,571
Roku Inc Class A (a)	33,449	3,291,716
Spotify Technology SA (a)	3,259	1,678,189
Take-Two Interactive Software Inc (a)	8,530	1,803,924
Walt Disney Co/The	16,030	1,699,821
Warner Bros Discovery Inc (a)	161,304	4,543,934
		21,330,274
Interactive Media & Services - 17.3%
Alphabet Inc Class A	26,182	8,162,500
Meta Platforms Inc Class A	11,099	7,194,150
Reddit Inc Class A (a)(b)	15,481	2,257,285
		17,613,935
Media - 4.0%
EchoStar Corp Class A (a)(b)	21,725	2,509,889
Magnite Inc (a)	113,125	1,540,763
		4,050,652
Wireless Telecommunication Services - 3.4%
T-Mobile US Inc	15,972	3,467,361
TOTAL COMMUNICATION SERVICES		47,269,960
Consumer Discretionary - 4.7%
Broadline Retail - 4.7%
Amazon.com Inc (a)	22,515	4,728,150
Industrials - 1.5%
Construction & Engineering - 1.5%
Dycom Industries Inc (a)	3,697	1,552,814
Information Technology - 22.4%
Communications Equipment - 5.2%
Arista Networks Inc (a)	39,325	5,249,888
IT Services - 3.4%
Cloudflare Inc Class A (a)	9,256	1,593,791
Twilio Inc Class A (a)	15,451	1,868,953
		3,462,744
Semiconductors & Semiconductor Equipment - 5.2%
NVIDIA Corp	29,844	5,288,058
Software - 6.2%
AppLovin Corp Class A (a)	1,565	680,415
Cadence Design Systems Inc (a)	6,348	1,913,287
Microsoft Corp	2,739	1,075,715
Servicenow Inc (a)	5,460	589,735
Synopsys Inc (a)	1,591	658,674
Unity Software Inc (a)	21,100	384,652
Zoom Communications Inc Class A (a)	14,087	1,041,593
		6,344,071
Technology Hardware, Storage & Peripherals - 2.4%
Apple Inc	9,330	2,464,799
TOTAL INFORMATION TECHNOLOGY		22,809,560
TOTAL UNITED STATES		76,360,484
TOTAL COMMON STOCKS (Cost $72,481,403)		101,524,426

Money Market Funds - 3.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.70	111,302	111,325
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	3,557,033	3,557,389
TOTAL MONEY MARKET FUNDS (Cost $3,668,714)			3,668,714

TOTAL INVESTMENT IN SECURITIES - 103.5% (Cost $76,150,117)	105,193,140
NET OTHER ASSETS (LIABILITIES) - (3.5)%	(3,563,450)
NET ASSETS - 100.0%	101,629,690

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	662,012	3,199,595	3,750,256	10,319	(26)	-	111,325	111,302	0.0%
Fidelity Securities Lending Cash Central Fund	599,005	9,794,956	6,836,531	1,490	(41)	-	3,557,389	3,557,033	0.0%
Total	1,261,017	12,994,551	10,586,787	11,809	(67)	-	3,668,714

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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